ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accrued wages and other employee welfare	$ 18.9	$ 14.9
Taxes payable	9.2	16.4
Pension (Note 28)	11.4	7.1
Restructuring charges (Note 4)	0.2	1.6
Accrued interest expense for bank borrowings	2.0	4.0
Accrued utility expenses	9.0
Accrued professional service fees	0.3	1.1
Accrued sales commission	0.0	0.4
Interest payable for long-term notes (Note 19)	1.5	0.9
Litigation accrual		0.2
Other accrued expenses and liabilities	13.6	34.1
Accrued expenses and other liabilities	$ 66.1	$ 80.7